American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Conservative
April 30, 2022

One Choice Portfolio: Very Conservative - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 59.4%
Diversified Bond Fund Investor Class	10,763,477	106,558,425
Inflation-Adjusted Bond Fund Investor Class	4,259,171	52,217,438
NT High Income Fund Investor Class	772,970	6,949,001
Short Duration Fund Investor Class	6,755,935	67,694,470
Short Duration Inflation Protection Bond Fund Investor Class	6,292,644	68,338,115
		301,757,449
Domestic Equity Funds — 24.9%
Equity Growth Fund Investor Class	407,007	10,956,637
Focused Large Cap Value Fund Investor Class	3,800,150	37,887,496
Growth Fund Investor Class	219,413	9,151,709
Heritage Fund Investor Class	304,834	5,886,347
Mid Cap Value Fund Investor Class	1,339,706	22,212,325
NT Disciplined Growth Fund Investor Class	519,014	6,716,045
Real Estate Fund Investor Class	98,612	3,073,749
Small Cap Growth Fund Investor Class	276,937	4,738,386
Small Cap Value Fund Investor Class	513,117	4,987,502
Sustainable Equity Fund Investor Class	504,705	20,591,978
		126,202,174
International Fixed Income Funds — 15.7%
Emerging Markets Debt Fund Investor Class	800,888	7,215,999
Global Bond Fund Investor Class	4,243,924	39,977,768
International Bond Fund Investor Class	2,877,958	32,779,943
		79,973,710
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $489,159,739)		507,933,333
OTHER ASSETS AND LIABILITIES†		(473)
TOTAL NET ASSETS — 100.0%		$507,932,860

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$107,797	$14,518	$2,035	$(13,722)	$106,558	10,763	$(41)	$2,324
Inflation-Adjusted Bond Fund	52,965	3,398	637	(3,509)	52,217	4,259	18	1,760
NT High Income Fund	10,634	611	3,430	(866)	6,949	773	(214)	483
Short Duration Fund	68,111	3,182	448	(3,151)	67,694	6,756	(4)	979
Short Duration Inflation Protection Bond Fund	68,220	3,753	1,988	(1,647)	68,338	6,293	(21)	2,437
Equity Growth Fund	12,134	3,021	451	(3,747)	10,957	407	165	2,677
Focused Large Cap Value Fund	38,089	13,512	5,716	(7,997)	37,888	3,800	867	7,763
Growth Fund	4,202	9,540	1,974	(2,616)	9,152	219	(243)	1,101
Heritage Fund	6,908	1,708	130	(2,600)	5,886	305	21	769
Mid Cap Value Fund	22,274	5,495	1,895	(3,662)	22,212	1,340	10	4,542
NT Disciplined Growth Fund	8,209	1,520	923	(2,090)	6,716	519	106	984
Real Estate Fund	8,090	847	2,930	(2,933)	3,074	99	2,511	848
Small Cap Growth Fund	5,116	1,696	—	(2,074)	4,738	277	—	963
Small Cap Value Fund	5,081	619	—	(712)	4,988	513	—	396
Sustainable Equity Fund	22,570	1,747	1,167	(2,558)	20,592	505	373	552
Emerging Markets Debt Fund	7,711	751	—	(1,246)	7,216	801	—	198
Global Bond Fund	41,821	3,120	121	(4,842)	39,978	4,244	(1)	1,061
International Bond Fund	36,599	3,145	195	(6,769)	32,780	2,878	(12)	288
	$526,531	$72,183	$24,040	$(66,741)	$507,933	44,751	$3,535	$30,125
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.